American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2020

Small Company - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.4%
Axon Enterprise, Inc.(1)	6,372	577,940
Air Freight and Logistics — 1.0%
Atlas Air Worldwide Holdings, Inc.(1)	7,287	443,778
Echo Global Logistics, Inc.(1)	25,878	666,876
Forward Air Corp.	6,595	378,421
		1,489,075
Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc.(1)	36,038	207,939
Dana, Inc.	1,237	15,240
Dorman Products, Inc.(1)	6,167	557,374
Gentherm, Inc.(1)	16,749	685,034
LCI Industries	11,586	1,231,476
Tenneco, Inc., Class A(1)	46,147	320,260
		3,017,323
Automobiles — 0.1%
Winnebago Industries, Inc.	1,605	82,930
Banks — 4.3%
Atlantic Union Bankshares Corp.	18,427	393,785
BancFirst Corp.	9,572	390,921
Bank of NT Butterfield & Son Ltd. (The)	34,819	775,767
Cathay General Bancorp.	33,397	724,047
Central Pacific Financial Corp.	29,475	399,976
Community Bank System, Inc.	19,903	1,083,917
First BanCorp	106,120	553,946
First Citizens BancShares, Inc., Class A	976	311,129
First Merchants Corp.	21,503	498,010
Independent Bank Group, Inc.	9,034	399,122
Park National Corp.	3,053	250,224
S&T Bancorp, Inc.	3,076	54,414
TCF Financial Corp.	10,663	249,088
United Community Banks, Inc.	22,665	383,719
		6,468,065
Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A(1)	607	536,200
Coca-Cola Consolidated, Inc.	2,373	571,134
National Beverage Corp.(1)(2)	21,143	1,437,935
		2,545,269
Biotechnology — 6.0%
ACADIA Pharmaceuticals, Inc.(1)	3,441	141,941
Agenus, Inc.(1)	41,616	166,464
Akebia Therapeutics, Inc.(1)	30,922	77,614
CareDx, Inc.(1)	5,200	197,288
Coherus Biosciences, Inc.(1)	10,231	187,637
Dicerna Pharmaceuticals, Inc.(1)	4,361	78,454
Eagle Pharmaceuticals, Inc.(1)	11,537	490,092
Emergent BioSolutions, Inc.(1)	3,177	328,279
Exact Sciences Corp.(1)	1,712	174,538
Exelixis, Inc.(1)	47,659	1,165,263

Heron Therapeutics, Inc.(1)	23,701	351,249
Invitae Corp.(1)(2)	8,038	348,447
Iovance Biotherapeutics, Inc.(1)	314	10,337
Ironwood Pharmaceuticals, Inc.(1)	82,074	738,256
Mirati Therapeutics, Inc.(1)	3,180	528,039
Natera, Inc.(1)	6,845	494,483
Novavax, Inc.(1)	4,563	494,401
PTC Therapeutics, Inc.(1)	12,996	607,563
Radius Health, Inc.(1)	18,751	212,636
Sangamo Therapeutics, Inc.(1)	17,707	167,331
Sarepta Therapeutics, Inc.(1)	2,218	311,474
Ultragenyx Pharmaceutical, Inc.(1)	3,788	311,336
Vanda Pharmaceuticals, Inc.(1)	82,383	795,820
Veracyte, Inc.(1)	10,866	353,036
Vericel Corp.(1)	8,635	160,007
		8,891,985
Building Products — 3.2%
Advanced Drainage Systems, Inc.	27,017	1,686,941
Apogee Enterprises, Inc.	44	940
Builders FirstSource, Inc.(1)	24,176	788,621
JELD-WEN Holding, Inc.(1)	5,865	132,549
Masonite International Corp.(1)	2,407	236,849
Patrick Industries, Inc.	12,287	706,748
PGT Innovations, Inc.(1)	37,236	652,375
Quanex Building Products Corp.	429	7,911
UFP Industries, Inc.	9,425	532,607
		4,745,541
Capital Markets — 2.4%
Evercore, Inc., Class A	23,727	1,553,169
Moelis & Co., Class A	10,647	374,136
Piper Sandler Cos.	3,066	223,818
PJT Partners, Inc., Class A	5,512	334,082
Waddell & Reed Financial, Inc., Class A	73,859	1,096,806
		3,582,011
Chemicals — 1.1%
Minerals Technologies, Inc.	8,709	445,030
Sensient Technologies Corp.	15,506	895,316
Tronox Holdings plc, Class A	29,553	232,582
		1,572,928
Commercial Services and Supplies — 3.6%
ACCO Brands Corp.	23,750	137,750
Cimpress plc(1)	11,433	859,304
Deluxe Corp.	30,602	787,389
Healthcare Services Group, Inc.	37,845	814,803
Herman Miller, Inc.	39,460	1,190,114
HNI Corp.	39,155	1,228,684
Steelcase, Inc., Class A	33,199	335,642
		5,353,686
Communications Equipment — 0.8%
Calix, Inc.(1)	5,805	103,213
Extreme Networks, Inc.(1)	67,511	271,394
Lumentum Holdings, Inc.(1)	10,693	803,365
Plantronics, Inc.	6,347	75,149
		1,253,121

Construction and Engineering — 1.3%
Comfort Systems USA, Inc.	4,019	207,019
Fluor Corp.	21,740	191,529
MasTec, Inc.(1)	18,659	787,410
Primoris Services Corp.	31,266	564,039
Tutor Perini Corp.(1)	22,234	247,464
		1,997,461
Construction Materials — 0.3%
US Concrete, Inc.(1)	16,152	469,054
Consumer Finance — 1.2%
Encore Capital Group, Inc.(1)	5,608	216,413
Enova International, Inc.(1)	36,582	599,579
Green Dot Corp., Class A(1)	10,973	555,343
LendingTree, Inc.(1)(2)	1,353	415,222
		1,786,557
Diversified Consumer Services — 1.4%
Chegg, Inc.(1)	8,955	639,745
K12, Inc.(1)	9,034	237,955
Perdoceo Education Corp.(1)	68,200	834,768
WW International, Inc.(1)	20,833	393,119
		2,105,587
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	7,050	423,353
Electrical Equipment — 1.0%
Atkore International Group, Inc.(1)	17,587	399,752
AZZ, Inc.	29,665	1,012,170
		1,411,922
Electronic Equipment, Instruments and Components — 1.0%
Belden, Inc.	60	1,867
OSI Systems, Inc.(1)	17,310	1,343,429
Sanmina Corp.(1)	7,931	214,534
		1,559,830
Energy Equipment and Services — 1.0%
Archrock, Inc.	38,322	206,172
Cactus, Inc., Class A	14,496	278,178
ChampionX Corp.(1)	54,418	434,800
ProPetro Holding Corp.(1)	138,981	564,263
		1,483,413
Equity Real Estate Investment Trusts (REITs) — 3.8%
CareTrust REIT, Inc.	27,977	497,851
Equity Lifestyle Properties, Inc.	3,922	240,419
GEO Group, Inc. (The)	53,978	612,111
Global Medical REIT, Inc.	34,265	462,577
Global Net Lease, Inc.	14,097	224,142
Life Storage, Inc.	5,394	567,826
LTC Properties, Inc.	11,648	406,049
Monmouth Real Estate Investment Corp.	12,905	178,734
National Health Investors, Inc.	13,228	797,252
Omega Healthcare Investors, Inc.	21,635	647,752
PotlatchDeltic Corp.	12,463	524,692
Rayonier, Inc.	11,070	292,691
Uniti Group, Inc.	21,499	226,492
Urstadt Biddle Properties, Inc., Class A	3,589	33,019
		5,711,607

Food and Staples Retailing — 0.3%
SpartanNash Co.	9,900	161,865
Weis Markets, Inc.	5,926	284,448
		446,313
Food Products — 0.9%
Freshpet, Inc.(1)	3,001	335,062
John B Sanfilippo & Son, Inc.	2,943	221,843
Lancaster Colony Corp.	1,853	331,317
Tootsie Roll Industries, Inc.(2)	12,798	395,458
		1,283,680
Health Care Equipment and Supplies — 6.1%
Cardiovascular Systems, Inc.(1)	16,454	647,465
Inogen, Inc.(1)	15,294	443,526
Insulet Corp.(1)	900	212,931
Integra LifeSciences Holdings Corp.(1)	5,274	249,038
iRhythm Technologies, Inc.(1)	2,926	696,710
Lantheus Holdings, Inc.(1)	8,681	109,988
Natus Medical, Inc.(1)	38,121	653,013
Neogen Corp.(1)	10,039	785,552
Nevro Corp.(1)	3,616	503,709
Novocure Ltd.(1)	16,245	1,808,231
NuVasive, Inc.(1)	20,957	1,017,881
Penumbra, Inc.(1)	842	163,668
Quidel Corp.(1)	2,188	480,003
STAAR Surgical Co.(1)	7,819	442,243
Tandem Diabetes Care, Inc.(1)	7,565	858,628
		9,072,586
Health Care Providers and Services — 2.4%
Amedisys, Inc.(1)	2,982	705,034
BioTelemetry, Inc.(1)	12,310	561,090
HealthEquity, Inc.(1)	8,304	426,576
LHC Group, Inc.(1)	4,746	1,008,810
Tenet Healthcare Corp.(1)	6,984	171,178
Tivity Health, Inc.(1)	46,760	655,575
		3,528,263
Health Care Technology — 1.5%
Evolent Health, Inc., Class A(1)	32,398	402,059
Inspire Medical Systems, Inc.(1)	1,777	229,322
Simulations Plus, Inc.	3,553	267,754
Teladoc Health, Inc.(1)(2)	2,811	616,284
Vocera Communications, Inc.(1)	24,032	698,850
		2,214,269
Hotels, Restaurants and Leisure — 1.8%
Cracker Barrel Old Country Store, Inc.	2,889	331,253
Jack in the Box, Inc.	10,161	805,869
Penn National Gaming, Inc.(1)	8,271	601,302
Scientific Games Corp., Class A(1)	7,865	274,567
Texas Roadhouse, Inc.	9,723	591,061
Wingstop, Inc.	876	119,705
		2,723,757
Household Durables — 1.4%
Installed Building Products, Inc.(1)	4,499	457,773
iRobot Corp.(1)(2)	6,742	511,718
KB Home	5,776	221,741
Mohawk Industries, Inc.(1)	5,019	489,804

TRI Pointe Group, Inc.(1)	22,658	411,016
		2,092,052
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	26,538	959,083
Independent Power and Renewable Electricity Producers — 0.9%
Clearway Energy, Inc., Class C	49,298	1,329,074
Insurance — 2.3%
Enstar Group Ltd.(1)	4,596	742,254
Goosehead Insurance, Inc., Class A	3,825	331,207
Stewart Information Services Corp.	35,236	1,540,870
Trupanion, Inc.(1)	9,320	735,348
		3,349,679
Interactive Media and Services — 0.5%
Cars.com, Inc.(1)	51,230	413,938
EverQuote, Inc., Class A(1)	3,803	146,948
Yelp, Inc.(1)	12,529	251,708
		812,594
Internet and Direct Marketing Retail — 1.6%
Etsy, Inc.(1)	2,663	323,901
PetMed Express, Inc.(2)	8,192	259,031
Shutterstock, Inc.	28,531	1,484,753
Stamps.com, Inc.(1)	1,559	375,641
		2,443,326
IT Services — 1.4%
Cardtronics plc, Class A(1)	14,984	296,683
CSG Systems International, Inc.	2,592	106,142
MAXIMUS, Inc.	17,011	1,163,723
NIC, Inc.	24,667	485,940
		2,052,488
Leisure Products — 0.8%
Malibu Boats, Inc., Class A(1)	8,597	426,067
MasterCraft Boat Holdings, Inc.(1)	9,086	158,914
YETI Holdings, Inc.(1)	13,681	620,023
		1,205,004
Life Sciences Tools and Services — 1.1%
Fluidigm Corp.(1)	27,091	201,286
Medpace Holdings, Inc.(1)	4,404	492,147
Pacific Biosciences of California, Inc.(1)	95,837	945,911
Repligen Corp.(1)	22	3,246
		1,642,590
Machinery — 2.6%
Albany International Corp., Class A	3,870	191,604
Astec Industries, Inc.	14,020	760,585
Hillenbrand, Inc.	20,595	584,074
Mueller Industries, Inc.	25,631	693,575
Navistar International Corp.(1)	11,155	485,689
Proto Labs, Inc.(1)	1,837	237,891
Standex International Corp.	3,067	181,566
Tennant Co.	5,867	354,132
Wabash National Corp.	35,729	427,319
		3,916,435
Media — 0.7%
AMC Networks, Inc., Class A(1)	8,056	199,064
Cardlytics, Inc.(1)(2)	2,369	167,180

MSG Networks, Inc., Class A(1)	67,921	650,004
		1,016,248
Metals and Mining — 1.7%
Commercial Metals Co.	75,349	1,505,473
Kaiser Aluminum Corp.	2,304	123,472
Materion Corp.	10,503	546,471
Worthington Industries, Inc.	6,958	283,747
		2,459,163
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	6,549	143,882
Multiline Retail — 0.1%
Macy's, Inc.(2)	27,093	154,430
Oil, Gas and Consumable Fuels — 1.0%
Antero Resources Corp.(1)	64,820	178,255
CNX Resources Corp.(1)	10,341	97,619
DHT Holdings, Inc.	34,150	176,214
Magnolia Oil & Gas Corp., Class A(1)	66,168	342,089
PDC Energy, Inc.(1)	37,837	468,990
Southwestern Energy Co.(1)	120,413	282,970
		1,546,137
Paper and Forest Products — 1.0%
Boise Cascade Co.	16,938	676,165
Neenah, Inc.	4,840	181,355
Schweitzer-Mauduit International, Inc.	19,355	588,198
		1,445,718
Personal Products — 1.6%
Edgewell Personal Care Co.(1)	6,052	168,730
elf Beauty, Inc.(1)	20,781	381,747
Medifast, Inc.	6,852	1,126,811
USANA Health Sciences, Inc.(1)	8,952	659,315
		2,336,603
Pharmaceuticals — 3.7%
Amneal Pharmaceuticals, Inc.(1)	61,324	237,937
BioDelivery Sciences International, Inc.(1)	1,160	4,327
Collegium Pharmaceutical, Inc.(1)	38,432	800,154
Corcept Therapeutics, Inc.(1)	71,754	1,248,879
Innoviva, Inc.(1)	68,202	712,711
Omeros Corp.(1)(2)	15,019	151,767
Pacira BioSciences, Inc.(1)	22,442	1,349,213
Supernus Pharmaceuticals, Inc.(1)	48,624	1,013,324
		5,518,312
Professional Services — 1.5%
ASGN, Inc.(1)	24,882	1,581,500
TriNet Group, Inc.(1)	6,515	386,470
TrueBlue, Inc.(1)	20,423	316,352
		2,284,322
Real Estate Management and Development — 0.6%
RE/MAX Holdings, Inc., Class A	13,441	439,924
Realogy Holdings Corp.(1)	42,804	404,070
		843,994
Semiconductors and Semiconductor Equipment — 3.4%
Amkor Technology, Inc.(1)	19,354	216,765
Axcelis Technologies, Inc.(1)	6,731	148,082
CEVA, Inc.(1)	5,091	200,433

Cirrus Logic, Inc.(1)	16,062	1,083,382
Diodes, Inc.(1)	8,179	461,705
Enphase Energy, Inc.(1)	5,145	424,926
FormFactor, Inc.(1)	34,193	852,431
Inphi Corp.(1)	1,929	216,530
MaxLinear, Inc.(1)	15,216	353,620
Silicon Laboratories, Inc.(1)	1,080	105,678
Ultra Clean Holdings, Inc.(1)	19,225	412,568
Veeco Instruments, Inc.(1)	43,885	512,138
		4,988,258
Software — 8.1%
Appfolio, Inc., Class A(1)	3,506	497,186
Blackbaud, Inc.	1,976	110,320
Blackline, Inc.(1)	1,849	165,726
Box, Inc., Class A(1)	41,792	725,509
ChannelAdvisor Corp.(1)	11,457	165,783
Cloudera, Inc.(1)	24,470	266,478
CommVault Systems, Inc.(1)	34,722	1,416,658
Digital Turbine, Inc.(1)	16,070	526,132
Five9, Inc.(1)	5,257	681,728
HubSpot, Inc.(1)	2,261	660,732
j2 Global, Inc.(1)	22,750	1,574,755
Mitek Systems, Inc.(1)	23,803	303,250
MobileIron, Inc.(1)	44,264	310,291
Model N, Inc.(1)	23,924	844,039
New Relic, Inc.(1)	5,105	287,718
Progress Software Corp.	14,717	539,819
Proofpoint, Inc.(1)	5,577	588,652
PROS Holdings, Inc.(1)	2,495	79,690
RingCentral, Inc., Class A(1)	851	233,693
SPS Commerce, Inc.(1)	5,591	435,371
SVMK, Inc.(1)	4,927	108,936
Workiva, Inc.(1)	7,582	422,772
Xperi Holding Corp.	43,610	501,079
Zendesk, Inc.(1)	5,487	564,722
		12,011,039
Specialty Retail — 4.2%
Aaron's, Inc.	2,089	118,342
Abercrombie & Fitch Co., Class A	20,075	279,645
Bed Bath & Beyond, Inc.(2)	76	1,138
Guess?, Inc.	22,759	264,460
Lithia Motors, Inc., Class A	2,271	517,652
Lumber Liquidators Holdings, Inc.(1)	10,786	237,831
MarineMax, Inc.(1)	20,219	519,022
National Vision Holdings, Inc.(1)	15,423	589,775
ODP Corp. (The)	10,842	210,877
Rent-A-Center, Inc.	22,296	666,427
RH(1)	3,500	1,339,170
Signet Jewelers Ltd.	24,419	456,635
Sleep Number Corp.(1)	11,182	546,912
Zumiez, Inc.(1)	16,413	456,610
		6,204,496
Technology Hardware, Storage and Peripherals — 0.3%
Diebold Nixdorf, Inc.(1)	13,928	106,410

Pure Storage, Inc., Class A(1)	25,237	388,397
		494,807
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	20,735	886,007
G-III Apparel Group Ltd.(1)	32,481	425,826
Kontoor Brands, Inc.	5,196	125,743
Oxford Industries, Inc.	9,490	383,016
Steven Madden Ltd.	21,011	409,715
		2,230,307
Thrifts and Mortgage Finance — 2.6%
Essent Group Ltd.	43,190	1,598,462
MGIC Investment Corp.	82,648	732,262
NMI Holdings, Inc., Class A(1)	41,409	737,080
Radian Group, Inc.	58,892	860,412
		3,928,216
Trading Companies and Distributors — 2.3%
Applied Industrial Technologies, Inc.	2,746	151,305
BMC Stock Holdings, Inc.(1)	21,091	903,327
GMS, Inc.(1)	27,968	674,029
H&E Equipment Services, Inc.	22,315	438,713
Herc Holdings, Inc.(1)	10,823	428,699
NOW, Inc.(1)	82,681	375,372
Triton International Ltd.	11,475	466,688
		3,438,133
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	12,987	577,077
TOTAL COMMON STOCKS (Cost $127,683,473)		147,220,993
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $1,016,162), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $996,425)		996,424
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $1,537,181), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $1,507,002)		1,507,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	874	874
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,504,298)		2,504,298
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,154,316)	3,154,316	3,154,316
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $133,342,087)		152,879,607
OTHER ASSETS AND LIABILITIES — (2.7)%		(4,001,144)
TOTAL NET ASSETS — 100.0%		$148,878,463

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	11	December 2020	$827,420	$1,164
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,458,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,616,571, which includes securities collateral of $1,462,255.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	147,220,993	—	—
Temporary Cash Investments	874	2,503,424	—
Temporary Cash Investments - Securities Lending Collateral	3,154,316	—	—
	150,376,183	2,503,424	—
Other Financial Instruments
Futures Contracts	1,164	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.